Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108


                                 February 19, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of DWS Variable Series II (the "Trust"); (Reg. Nos. 33-11802 and 811-5002)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system, Post-Effective Amendment No. 71 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment has been electronically coded to show changes from the Trust's Prospectuses and Statements of Additional Information ("SAI") filed with the Securities and Exchange Commission (the "Commission") on May 1, 2008 in Post-Effective Amendment No. 63.

The Amendment is being filed under paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Commission. Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2009. No fees are required in connection with this filing.

The Amendment is being filed on behalf of the Trust to eliminate the Portfolio's 25% limit on investments in foreign securities, for DWS Balanced VIP, a series of the Trust; to include disclosure, for DWS Core Fixed Income VIP, a series of the Trust, relating to a change in the Portfolio's investment management strategy and to remove disclosure regarding Aberdeen Asset Management Inc. as sub-advisor to the Fund; to include disclosure for DWS International Select Equity VIP, a series of the Trust, relating to a change in the Portfolio's investment management strategy from focused to diversified. Additionally, the filing also includes information regarding the proposed mergers of the DWS Davis Venture Value VIP and DWS Janus Growth & Income VIP; and the combination of Class B shares into Class A shares for the following portfolios: DWS Balanced VIP, DWS International Select Equity VIP, DWS Mid Cap Growth VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and DWS Turner Mid Cap Growth VIP.

Other than the disclosure relating to the foregoing, the disclosure in the Trust's Prospectuses and SAIs represents standard DWS disclosure that has been, or is currently in the process of being, reviewed by the staff of the Commission.

Please direct any comments or questions on this filing to the undersigned at 617-295-2565.

                                  Very truly yours,


                                  /s/Caroline Pearson

                                  Caroline Pearson
                                  Managing Director,
                                  Deutsche Investment Management Americas Inc.

cc:      John Marten, Esq., Vedder